Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 15, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2024
Document Effective Date	Nov. 27, 2024
Prospectus Date	Dec. 02, 2024
Innovator U.S. Small Cap Power Buffer ETF - December | Innovator U.S. Small Cap Power Buffer ETF - December
Prospectus:
Trading Symbol	KDEC